Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income [Line Items]
Carryforward tax losses	$ 29,000	$ 24,000
Valuation allowance	$ 8,000	$ 7,000
Israel [Member]
Taxes on Income [Line Items]
Corporate tax rate	23.00%	23.00%